SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Repurchase Activity
The following table summarizes stock repurchase activity under our share repurchase program:

	Total Number of Shares Purchased	Cost of Shares Repurchased	Average Price Paid per Share
As of December 31, 2022	—	$—	$—
December 1, 2023 - December 31, 2023	146,650	1,283,062	8.82
As of December 31, 2023	146,650	$1,283,062	$8.82